Loans and advances to credit institutions (Tables)	12 Months Ended
Dec. 31, 2021
Loans and advances - Credit institutions
Financial assets
Schedule of financial assets

	12/31/2020	12/31/2021

Classification:
Financial assets at fair value through profit or loss	59,512	58,486
Financial assets at amortized cost	64,371	36,492
	123,883	94,978
Type:
Reciprocal accounts	11,610	17,820
Time deposits	10	—
Guarantee deposits - Collateral delivered for OTC financial derivatives transactions (Note 32)	27,954	13,234
Reverse repurchase agreements	59,512	58,486
Other accounts	24,797	5,438
	123,883	94,978
Currency:
Peso	94,084	83,382
USD	29,620	11,579
Other currencies	179	17
	123,883	94,978